Members Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2026	Oct. 01, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental compensation cost		$ 9,555
Common stock conversion basis					The convertible common stock is convertible into shares of Class B common stock (or Class A common stock if no Class B common stock is outstanding at the time of such conversion) representing the product of (i) 1.25% of the Company’s fully diluted capital stock outstanding at the time of conversion multiplied by (ii) two times the value of one minus the quotient obtained by dividing the IPO price per share of $28.00 ("IPO Price") by the stock price per share at the time of conversion. The convertible common stock is convertible at the holder’s option from the fifth anniversary of the IPO (April 17, 2031) until the tenth anniversary of the IPO (April 17, 2036), provided that the price of Class A common stock must equal at least two times the IPO Price prior to conversion. If the trading price of Class A common stock has been less than 1.5 times the IPO Price for at least 75% of trading days during the twelve-month period ending immediately prior to the 11-year anniversary of the IPO (April 17, 2037), any outstanding convertible common stock will be automatically forfeited.
Accrued expenses and other current liabilities			$ 135,502		$ 135,502		$ 163,230	$ 154,919
Compensation expense			$ 107,111	$ 2,206	$ 109,591	$ 4,536	$ 27,259	$ 406	$ 0
Common Stock | IPO and Reorganization
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Convertible stock issued, shares	1
Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase vested units fixed price		10,000
Fixed liability		$ 10,000
Granted							$ 15.45	$ 2.09	$ 2.4
Vested							2,138,122,000
Total fair value							$ 9,045	$ 3,030	$ 1,137
Growth Participation Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted							$ 2.16	$ 0.42	$ 0.8
Vested							0	0	0
Compensation expense							$ 0	$ 0	$ 0
Unrecognized compensation expense							194,418
Non-vested Time Based Vesting
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense							$ 20,479
Weighted-average period of years							1 year 6 months
Non-vested Performance Based Vesting
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense							$ 35,414
Value Creation Bonus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted							$ 18.38	$ 2.1
Vested							0	0	0
Compensation expense							$ 0	$ 0	$ 0
Unrecognized compensation expense							$ 12,152
Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units outstanding			76,797,587		76,797,587			270,377,934,000
Units authorized			3,500,000,000		3,500,000,000		3,500,000,000
Common stock, par value			$ 0.01		$ 0.01		$ 0.01
Restricted stock issued	10,547,575
Common stock voting rights					one
Class A Common Stock | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units outstanding							270,876,675,000
Class A Common Stock | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value										$ 0.01
Class B Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units outstanding			340,676,783		340,676,783		340,676,783	20,836,039,000
Units authorized			3,500,000,000		3,500,000,000		3,500,000,000
Common stock, par value			$ 0.01		$ 0.01		$ 0.01
Stock outstanding percent			10.00%		10.00%
Common stock voting rights					20
Class B Common Stock | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units outstanding							23,726,763,000
Units authorized							30,082,753,000
Class B Common Stock | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock outstanding percent			35.00%		35.00%
Class C Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units outstanding			0		0		0
Units authorized			500,000,000		500,000,000		500,000,000
Common stock, par value			$ 0.01		$ 0.01		$ 0.01
Common stock voting rights					no
Convertible Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units outstanding			1		1		1
Units authorized			1		1		1
Common stock, par value			$ 0.01		$ 0.01		$ 0.01
Accrued expenses and other current liabilities			$ 13,277		$ 13,277
Diluted capital stock outstanding percent	1.25%
Weighted-average period of years					4 years 9 months 18 days
Compensation expense			5,403		$ 5,403
Unrecognized compensation expense			$ 124,277		$ 124,277
Convertible Common Stock | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share	$ 28
Trading price of common stock	1.5
Trading days percentage	75.00%
Affiliate of Arcline
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued expenses and other current liabilities								$ 18,000
Affiliate of Arcline | Convertible-Related Tax Receivable Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Anticipated cash tax savings percentage to be paid to holders of convertible common stock			85.00%		85.00%
Affiliate of Arcline | Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Convertible stock issued, shares	1
Arxis Businesses | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in consideration	23,082,950
Common stock, par value	$ 0.01
Arxis Businesses | Class B Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in consideration	340,676,783
Common stock, par value	$ 0.01